SCHEDULE OF FEDERAL INCOME TAX RATE (Details)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	34.59%	34.59%
Change in valuation allowance	(34.59%)	(34.76%)
Income tax provision	(0.00%)	(0.17%)
Pono Capital Corp [Member]
Statutory federal income tax rate			21.00%	21.00%
State taxes, net of federal tax benefit			0.00%	(2.60%)
Change in fair value of derivative warrant liabilities			(25.10%)	(25.10%)
Non-deductible transaction costs			2.30%	9.90%
Change in valuation allowance			1.80%	6.40%
Income tax provision			0.00%	9.60%